SCHEDULE OF OPTIONS TO EMPLOYEES OUTSTANDING (Details) - Security Matters Limited [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of outstanding shares	4,680	11,280	9,530
Number of exercisable shares	2,835	4,318
Exercise price one [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	800
Weighted average remaining contractual life of outstanding share options	4 years 7 months 2 days
Number of exercisable shares	400
Weighted average remaining contractual life of exercisable share options	4 years 7 months 20 days
Exercise price one [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 0.12
Exercise price one [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	0.2
Exercise price two [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 0.2
Number of outstanding shares	955
Weighted average remaining contractual life of outstanding share options	8 months 1 day
Number of exercisable shares	878
Weighted average remaining contractual life of exercisable share options	8 months 1 day
Exercise price three [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	2,075
Weighted average remaining contractual life of outstanding share options	2 years 6 months 21 days
Number of exercisable shares	1,432
Weighted average remaining contractual life of exercisable share options	2 years 1 month 24 days
Exercise price three [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 0.31
Exercise price three [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	0.357
Exercise price four [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 0.6
Number of outstanding shares	100
Weighted average remaining contractual life of outstanding share options	2 years 2 months 26 days
Number of exercisable shares	100
Weighted average remaining contractual life of exercisable share options	2 years 2 months 26 days
Exercise price five [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 0.7
Number of outstanding shares	750
Weighted average remaining contractual life of outstanding share options	3 years 11 months 19 days
Number of exercisable shares	25
Weighted average remaining contractual life of exercisable share options	3 years 8 months 26 days